Financial instruments risk, Expected Credit Loss for Trade Accounts Receivable (Details) - Trade Receivables [Member] - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 268,600	$ 368,690
Expected Credit Losses During the Lifetime [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 28,612	$ 25,975
Current [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
Current [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 49,544	$ 230,010
More Than 30 Days [ Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
More Than 30 Days [ Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 8,867	$ 3,522
More Than 60 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
More Than 60 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 3,505	$ 36,265
More Than 90 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	13.80%	26.30%
More Than 90 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 206,684	$ 98,893
More Than 90 Days [Member] | Expected Credit Losses During the Lifetime [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 28,612	$ 25,975